Significant Accounting Policies (Details) - Schedule of computing straight-line amortization	12 Months Ended
Dec. 31, 2022
Technology {Member]
Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment, depreciation percentage	20.00%
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment, depreciation percentage	20.00%
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment, depreciation percentage	10.00%